Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Registrant Name	SEI INSURANCE PRODUCTS TRUST
Entity Central Index Key	0001580641
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 29, 2020
Document Effective Date	Apr. 29, 2020
Prospectus Date	Apr. 30, 2020
Class II Prospectus | VP DEFENSIVE STRATEGY FUND | Class II Shares
Prospectus:
Trading Symbol	SVPNX
Class II Prospectus | VP CONSERVATIVE STRATEGY FUND | Class II Shares
Prospectus:
Trading Symbol	SVPTX
Class II Prospectus | VP MODERATE STRATEGY FUND | Class II Shares
Prospectus:
Trading Symbol	SVPYX
Class II Prospectus | VP MARKET PLUS STRATEGY FUND | Class II Shares
Prospectus:
Trading Symbol	SVPPX
Class II Prospectus | VP BALANCED STRATEGY FUND | Class II Shares
Prospectus:
Trading Symbol	SVPUX
Class II Prospectus | VP MARKET GROWTH STRATEGY FUND | Class II Shares
Prospectus:
Trading Symbol	SVPRX
Class III Prospectus | VP DEFENSIVE STRATEGY FUND | Class III Shares
Prospectus:
Trading Symbol	SVPDX
Class III Prospectus | VP CONSERVATIVE STRATEGY FUND | Class III Shares
Prospectus:
Trading Symbol	SVCSX
Class III Prospectus | VP MODERATE STRATEGY FUND | Class III Shares
Prospectus:
Trading Symbol	SVPMX
Class III Prospectus | VP MARKET PLUS STRATEGY FUND | Class III Shares
Prospectus:
Trading Symbol	SVPAX
Class III Prospectus | VP BALANCED STRATEGY FUND | Class III Shares
Prospectus:
Trading Symbol	SVCMX
Class III Prospectus | VP MARKET GROWTH STRATEGY FUND | Class III Shares
Prospectus:
Trading Symbol	SVPGX